Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2015	Apr. 30, 2016	Apr. 30, 2015
Income Statement
Revenues	$ 19,433		$ 31,000		$ 904	$ 258
Cost of Goods Sold	11,183		16,850
Gross profit	8,250		14,150
Operating Expenses
Consulting fees	75,500		121,000
General and administrative	15,452	$ 1,992	29,100	$ 331	16,722	56,560
Management fees					100,000	124,565
Professional fees	20,301	29,995	47,985	42,294	80,489	52,649
Total Operating Expenses	111,253	31,987	198,085	42,625	197,211	233,774
Net loss before other income (expense)	(103,003)	(31,987)	(183,935)	(42,625)	(196,307)	(233,516)
Other Income (Expense)
Loss on extinguishment of debt			(4,505)
Interest expense	(8,709)	(3,228)	(13,094)	(13,567)	(19,655)	(133,146)
Gain (loss) on change in fair value of derivative liability	(197,529)	(313,035)	(434,908)	(113,435)	90,324	(431,203)
Total Other Income (Expenses)	(206,238)	(316,263)	(452,507)	(127,002)	70,669	(564,349)
Net Loss	$ (309,241)	$ (348,250)	$ (636,442)	$ (169,627)	$ (125,638)	$ (797,865)
Net Loss Per Share, Basic and Diluted	$ (0.01)	$ (0.18)	$ (0.02)	$ (0.09)	$ (0.01)	$ (1.00)
Weighted Average Shares Outstanding - Basic and Diluted	40,385,311	1,913,566	38,188,476	1,884,927	12,604,626	802,446